Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

March 31, 2020

VIPTV-QTLY-0520
1.955029.107

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 38.6%
	Shares	Value
Domestic Equity Funds - 28.1%
Fidelity Contrafund (a)	303,272	$3,566,476
Fidelity Equity-Income Fund (a)	50,272	2,367,829
Fidelity Gold Portfolio (a)	323,032	6,373,426
Fidelity Large Cap Value Enhanced Index Fund (a)	391,752	3,988,034
Fidelity Low-Priced Stock Fund (a)	82,353	2,965,537
Fidelity Stock Selector All Cap Fund (a)	1,290,645	49,354,277
Fidelity Value Discovery Fund (a)	73,760	1,640,426

TOTAL DOMESTIC EQUITY FUNDS		70,256,005

International Equity Funds - 10.5%
Fidelity International Enhanced Index Fund (a)	658,278	4,930,503
Fidelity International Value Fund (a)	863,585	5,172,874
Fidelity Japan Smaller Companies Fund (a)	116,733	1,624,917
Fidelity Overseas Fund (a)	346,900	14,399,820

TOTAL INTERNATIONAL EQUITY FUNDS		26,128,114

TOTAL EQUITY FUNDS
(Cost $109,798,715)		96,384,119

Fixed-Income Funds - 36.9%
Fixed-Income Funds - 32.8%
Fidelity Inflation-Protected Bond Index Fund (a)	949,565	9,742,533
Fidelity Total Bond Fund (a)	5,187,818	55,924,673
Fidelity U.S. Bond Index Fund (a)	1,326,800	16,279,840

TOTAL FIXED-INCOME FUNDS		81,947,046

Intermediate Government Funds - 4.1%
Fidelity Long-Term Treasury Bond Index Fund (a)	593,587	10,174,074
TOTAL FIXED-INCOME FUNDS
(Cost $87,600,676)		92,121,120

Cash Equivalents - 23.7%
Fidelity Cash Central Fund 0.29% (b)
(Cost $59,184,148)	59,170,311	59,188,062
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $256,583,539)		247,693,301
NET OTHER ASSETS (LIABILITIES) - 0.8%(c)		2,096,329
NET ASSETS - 100%		$249,789,630

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	152	June 2020	$19,529,720	$(271,288)	$(271,288)
ICE E-mini MSCI EAFE Index Contracts (United States)	61	June 2020	4,755,865	(382,754)	(382,754)
TOTAL FUTURES CONTRACTS					$(654,042)

The notional amount of futures sold as a percentage of Net Assets is .26%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $2,397,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	50,977
Total	$50,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$7,771,400	$63,695	$3,086,198	$54,245	$(351,428)	$(830,993)	$3,566,476
Fidelity Equity-Income Fund	3,139,411	11,970	99,672	7,681	(4,233)	(679,647)	2,367,829
Fidelity Gold Portfolio	8,152,153	11,851	275,968	--	(14,596)	(1,500,014)	6,373,426
Fidelity Inflation-Protected Bond Index Fund	9,866,043	22,949	321,963	9,123	695	174,809	9,742,533
Fidelity International Enhanced Index Fund	9,191,082	11,415	2,452,033	--	(335,998)	(1,483,963)	4,930,503
Fidelity International Value Fund	8,352,228	11,466	882,292	--	(281,654)	(2,026,874)	5,172,874
Fidelity Japan Smaller Companies Fund	2,011,301	--	--	--	--	(386,384)	1,624,917
Fidelity Large Cap Value Enhanced Index Fund	5,526,028	6,618	153,752	--	(10,292)	(1,380,568)	3,988,034
Fidelity Long-Term Treasury Bond Index Fund	6,316,103	2,683,243	214,676	42,963	19,391	1,370,013	10,174,074
Fidelity Low-Priced Stock Fund	4,237,174	4,731	109,960	--	(14,745)	(1,151,663)	2,965,537
Fidelity Mega Cap Stock Fund	5,973,890	5,256	5,156,912	--	(775,723)	(46,511)	--
Fidelity Overseas Fund	23,151,624	50,712	4,255,828	--	(791,536)	(3,755,152)	14,399,820
Fidelity Real Estate Investment Portfolio	3,128,973	3,953	2,385,259	679	(633,274)	(114,393)	--
Fidelity Stock Selector All Cap Fund	81,273,072	118,115	16,916,798	--	(1,452,957)	(13,667,155)	49,354,277
Fidelity Total Bond Fund	57,987,239	463,625	1,860,365	383,587	35,601	(701,427)	55,924,673
Fidelity U.S. Bond Index Fund	10,049,577	6,181,755	351,974	65,497	10,963	389,519	16,279,840
Fidelity Value Discovery Fund	2,291,273	2,371	55,002	--	(2,737)	(595,479)	1,640,426
	248,418,571	9,653,725	38,578,652	563,775	(4,602,523)	(26,385,882)	188,505,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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